Accrued Expenses	12 Months Ended
Dec. 31, 2018
Accrued Expenses [Abstract]
Accrued Expenses

NOTE 10 – ACCRUED EXPENSES

Accrued expenses as of December 31, 2018 and 2017 consisted of the following:

	December 31, 2018	December 31, 2017
Accrued voyage expenses	$ 2,828	$ 1,805
Accrued loan interest	2,244	1,981
Accrued legal and professional fees	252	889
Accrued bonus	110	4,125

Total accrued expenses	$ 5,434	$ 8,800

In December 2017, the Compensation Committee of Navios Partners authorized and approved an aggregate cash payment of $3,650 subject to fulfillment of certain service conditions that were provided and completed during 2017 and 2018. In December 2018, the Compensation Committee of Navios Partners authorized and approved a cash payment of $2,160 for which all service conditions had been met as of December 31, 2018. Also, the Compensation Committee of Navios Partners authorized and approved an additional $2,160 cash payment to the directors and officers of the Company subject to fulfillment of certain conditions in 2019. As of December 31, 2018 and 2017, an accrued amount of $110 and $4,125 is included in accrued bonus and an amount of $8,000 and $800 was paid during 2018 and 2017, respectively. The total amount of $3,985 and $3,475 was recorded in general and administrative expenses in Consolidated Statements of Operations for the years ended December 31, 2018 and 2017, respectively.